Condensed Consolidated Statements of Changes in Equity (Unaudited) - HKD ($)	Issued capital [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Mar. 31, 2024	$ 78,000	$ 5,048,160	$ 10,021,781	$ (31,369,606)	$ (16,221,665)
Balance, shares at Mar. 31, 2024	10,000,000
IfrsStatementLineItems [Line Items]
Loss and comprehensive loss for the period				(2,773,512)	(2,773,512)
Forgiveness of director’s remuneration			600,000		600,000
Balance at Sep. 30, 2024	$ 78,000	5,048,160	10,621,781	(34,143,118)	(18,395,177)
Balance, shares at Sep. 30, 2024	10,000,000
Balance at Mar. 31, 2025	$ 78,000	5,048,160	11,221,781	(37,351,826)	(21,003,885)
Balance, shares at Mar. 31, 2025	10,000,000
IfrsStatementLineItems [Line Items]
Loss and comprehensive loss for the period				(2,259,659)	(2,259,659)
Balance at Sep. 30, 2025	$ 78,000	$ 5,048,160	$ 11,221,781	$ (39,611,485)	$ (23,263,544)
Balance, shares at Sep. 30, 2025	10,000,000